787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Multi-State Municipal Series Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Multi-State Municipal Series Trust (the “Acquiring Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the merger of BlackRock New York Municipal Bond Trust (the “Target Fund”), with and into a Massachusetts limited liability company and a wholly-owned subsidiary of BlackRock New York Municipal Opportunities Fund (the “Acquiring Fund”), a series of the Acquiring Trust, with the Target Fund’s common shares being converted into newly issued Investor A shares of the Acquiring Fund.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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